Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 947,230	$ 545,180
Amounts receivable	76,841	66,108
Inventories	221,220	580,587
Assets held-for-sale	0	140,005
Other current assets	25,802	40,961
Total current assets	1,271,093	1,372,841
Property, plant and equipment	1,272,091	1,686,067
Deferred income tax assets	101,300	0
Other non-current assets	32,084	77,101
Total non-current assets	1,405,475	1,763,168
Total assets	2,676,568	3,136,009
Current liabilities
Accounts payable and accrued liabilities	186,820	232,704
Income tax payable	25,253	2,474
Liabilities held-for-sale	0	2,255
Other current liabilities	15,281	20,395
Total current liabilities	227,354	257,828
Deferred income tax liabilities	54,861	39,473
Other non-current liabilities	19,425	21,541
Shareholders' equity	405,598	412,163
Share capital	984,095	975,122
Contributed surplus	30,809	30,601
Accumulated other comprehensive income	6,829	11,600
Retained earnings	1,021,883	1,448,695
Total equity	2,043,616	2,466,018
Total liabilities and shareholders' equity	2,676,568	3,136,009
Provision for decommissioning, restoration and rehabilitation costs [member]
Current liabilities
Provision for reclamation	$ 331,312	$ 351,149